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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                         FORM 13F COVER STOCKTICKERPAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Iron Horse Capital Management, L.P.
Address:    230 Park Avenue, 7th floor
            New York, NY 10169


Form 13F File Number:      028-11163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gerald J. Cavataio
Title:         Chief Financial Officer
Phone:         (212) 499-2563

Signature, Place, and Date of Signing:

/s/ Gerald J. Cavataio                                  NEW YORK, NY                             FEBRUARY 14, 2007
---------------------------                 --------------------------------------------      ---------------------
       [Signature]                                      [City, State]                                [Date]


Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                      ------------------

Form 13F Information Table Entry Total:                               39
                                                      ------------------

Form 13F Information Table Value Total:                         $181,713
                                                      ------------------
                                                             (thousands)

2750247

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        ----------------------------       ------------------

         None.

                                                Iron Horse Capital Management, L.P.
                                                    Form 13F Information Table
                                                  Quarter ended December 31, 2006


                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY
                                                        FAIR   SHARES OR
                                                       MARKET  PRINCIPAL SH/ PUT/      SHARED SHARED  OTHER
                                                        VALUE    AMOUNT  PRN CALL SOLE DEFINED OTHER MANAGERS  SOLE  SHARED  NONE
                                              CUSIP     (IN
ISSUER                       TITLE OF CLASS   NUMBER THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                COMMON STOCK   G90078109  $2,580   31,900  SH       SOLE                        31,900    0      0
------------------------------------------------------------------------------------------------------------------------------------
ANNALY CAPITAL MGMT INC       COMMON STOCK   035710409  $4,565  328,200  SH       SOLE                        328,200   0      0
------------------------------------------------------------------------------------------------------------------------------------
ASSISTED LIVING CONCPT        CL A           04544X102  $5,401  546,100  SH       SOLE                        546,100   0      0
NEV N
------------------------------------------------------------------------------------------------------------------------------------
CARPENTER TECHNOLOGY CORP     COMMON STOCK   144285103  $2,307   22,500  SH       SOLE                        22,500    0      0
------------------------------------------------------------------------------------------------------------------------------------
CERIDIAN CORP NEW             COMMON STOCK   156779100  $9,799  350,200  SH       SOLE                        350,200   0      0
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP        COMMON STOCK   165167107  $2,034   70,000  SH       SOLE                        70,000    0      0
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP             COMMON STOCK   25179M103  $3,736   55,700  SH       SOLE                        55,700    0      0
------------------------------------------------------------------------------------------------------------------------------------
DONNELLEY                     COMMON STOCK   257867101  $4,396  123,700  SH       SOLE                        123,700   0      0
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES INC     COMMON STOCK   31410H101  $5,251  137,700  SH       SOLE                        137,700   0      0
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE CORP                COMMON STOCK   34354P105  $5,521  109,400  SH       SOLE                        109,400   0      0
------------------------------------------------------------------------------------------------------------------------------------
FOREST OIL CORP               COMMON STOCK   346091705  $2,193   67,100  SH       SOLE                        67,100    0      0
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC       COMMON STOCK   38141G104  $2,442   12,250  SH       SOLE                        12,250    0      0
------------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP     UNIT           385034202   $870   108,800  SH       SOLE                        108,800   0      0
                              10/18/2010
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP            COMMON STOCK   432848109  $4,363  125,000  SH       SOLE                        125,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
HUNT J B TRANS SVCS INC       COMMON STOCK   445658107  $6,883  331,400  SH       SOLE                        331,400   0      0
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE DATA CORP         COMMON STOCK   45840J107  $5,365  223,155  SH       SOLE                        223,155   0      0
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNOLOGY         COMMON STOCK   46145F105  $5,150  120,100  SH       SOLE                        120,100   0      0
GRP NE
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY
                                                        FAIR   SHARES OR
                                                       MARKET  PRINCIPAL SH/ PUT/      SHARED SHARED  OTHER
                                                        VALUE    AMOUNT  PRN CALL SOLE DEFINED OTHER MANAGERS  SOLE  SHARED  NONE
                                              CUSIP     (IN
ISSUER                       TITLE OF CLASS   NUMBER THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    RUSSELL 2000   464287655  $17,323 222,000  SH       SOLE                        222,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
JAMBA INC                     COMMON STOCK   47023A101  $2,952  293,100  SH       SOLE                        293,100   0      0
------------------------------------------------------------------------------------------------------------------------------------
L-1 IDENTITY SOLUTIONS INC    COMMON STOCK   50212A106  $2,678  177,000  SH       SOLE                        177,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
L-3 COMMUNICATIONS HLDGS INC  COMMON STOCK   502424104  $3,934   48,100  SH       SOLE                        48,100    0      0
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC    COMMON STOCK   52729N100  $3,637  649,500  SH       SOLE                        649,500   0      0
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC        COMMON STOCK   590188108  $3,938   42,300  SH       SOLE                        42,300    0      0
------------------------------------------------------------------------------------------------------------------------------------
MIDAS GROUP INC               COMMON STOCK   595626102  $4,623  201,000  SH       SOLE                        201,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ STK MKT INC            COMMON STOCK   631103108  $8,664  281,400  SH       SOLE                        281,400   0      0
------------------------------------------------------------------------------------------------------------------------------------
NUVEEN INVESTMENTS INC        CL A           67090F106  $2,656   51,200  SH       SOLE                        51,200    0      0
------------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYS INC              COMMON STOCK   683718308  $2,611  282,900  SH       SOLE                        282,900   0      0
                              NEW
------------------------------------------------------------------------------------------------------------------------------------
OPTIONSXPRESS HLDGS INC       COMMON STOCK   684010101  $1,963   86,500  SH       SOLE                        86,500    0      0
------------------------------------------------------------------------------------------------------------------------------------
OSHKOSH TRUCK CORP            COMMON STOCK   688239201  $8,803  181,800  SH       SOLE                        181,800   0      0
------------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY CORP         COMMON STOCK   716495106  $3,337  290,176  SH       SOLE                        290,176   0      0
------------------------------------------------------------------------------------------------------------------------------------
SEACOR HOLDINGS INC           COMMON STOCK   811904101  $1,497   15,100  SH       SOLE                        15,100    0      0
------------------------------------------------------------------------------------------------------------------------------------
STEELCASE INC                 CL A           858155203  $5,835  321,300  SH       SOLE                        321,300   0      0
------------------------------------------------------------------------------------------------------------------------------------
STREETTRACKS                  SPDR HOMEBUILD 86330E745  $5,721  153,000  SH       SOLE                        153,000   0      0
SER TR
------------------------------------------------------------------------------------------------------------------------------------
SUPERVALU INC                 COMMON STOCK   868536103  $5,749  160,800  SH       SOLE                        160,800   0      0
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INDS INC                COMMON STOCK   882491103  $5,453   84,900  SH       SOLE                        84,900    0      0
------------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO                 COMMON STOCK   959802109  $6,293  280,700  SH       SOLE                        280,700   0      0
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY
                                                        FAIR   SHARES OR
                                                       MARKET  PRINCIPAL SH/ PUT/      SHARED SHARED  OTHER
                                                        VALUE    AMOUNT  PRN CALL SOLE DEFINED OTHER MANAGERS  SOLE  SHARED  NONE
                                              CUSIP     (IN
ISSUER                       TITLE OF CLASS   NUMBER THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SCOTSMAN INTL        COMMON STOCK   96950G102  $5,501  280,395  SH       SOLE                        280,395   0      0
INC
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS-SONOMA INC           COMMON STOCK   969904101  $3,263  103,800  SH       SOLE                        103,800   0      0
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                     COMMON STOCK   984332106  $2,426   95,000  SH       SOLE                        95,000    0      0
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                                $181,713
(in thousands)

